TAXES - Provision by Geographic Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income tax provision by geographic operations
Total continuing operations provision for income taxes	$ 449	$ 2,581	$ 4,234
U.S.
Income tax provision by geographic operations
Total continuing operations provision for income taxes	38	849	2,093
Non-U.S.
Income tax provision by geographic operations
Total continuing operations provision for income taxes	$ 411	$ 1,732	$ 2,141